FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		December 31, 2003

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     51

	c.	Information Table Value Total	$ 163,123

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2003
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                             PORTFOLIO
                                                              VALUE                # OF
COMPANY NAME                  TYPE           CUSIP #          12/31/03             SHARES

ALBERTSON'S                   common         013104104           2,400            105,975
ALTRIA GROUP                  common         02209S103             795             14,610
AMER ELECTRIC POWER           common         025537101             190              6,235
AT&T                          common         001957505             202              9,932
BANK OF AMERICA               common         060505104           1,330             16,530
BP ADR                        common         055622104           8,630            174,870
CARPENTER TECHNOLOGY          common         144285103           2,869             97,032
CINERGY                       common         172474108           5,735            147,759
CITIGROUP                     common         172967101             158              3,248
COMCAST 'A'                   common         20030N101             988             30,146
CONAGRA FOODS                 common         205887102             298             11,300
CONOCOPHILLIPS                common         20825C104           2,782             42,430
CONSOL EDISON                 common         209115104             643             14,950
CORNING                       common         219350105           3,215            308,250
DISNEY (WALT)                 common         254687106           1,390             59,600
DOMINION RESOURCES            common         25746U109             464              7,270
DUPONT                        common         263534109           5,050            110,055
EMERSON ELECTRIC              common         291011104           6,548            101,125
EXXON MOBIL                   common         30231G102           3,144             76,691
GENERAL ELECTRIC              common         369604103           4,960            160,114
GENERAL MILLS                 common         370334104           4,452             98,270
GENERAL MOTORS                common         370442105           5,393            100,990
GENUINE PARTS                 common         372460105           4,342            130,780
GOODRICH                      common         382388106           4,398            148,132
HEINZ (H.J.)                  common         423074103             160              4,400
HOME DEPOT                    common         437076102           5,075            143,003
HONEYWELL INT'L               common         438516106             678             20,270
INGERSOLL-RAND                common         G4776G101           2,452             36,125
INT'L BUSINESS MACH           common         459200101             178              1,920
JOHNSON & JOHNSON             common         478160104           2,758             53,385
JPMORGAN CHASE & CO           common         46625H100           2,170             59,070
KEYCORP                       common         493267108           5,509            187,884
KEYSPAN                       common         49337W100             797             21,650
KIMBERLY-CLARK                common         494368103           6,136            103,834
LIMITED BRANDS                common         532716107             856             47,450
LUBRIZOL                      common         549271104           1,850             56,875
MARATHON OIL                  common         565849106           6,922            209,185
MCDONALD'S                    common         580135101           2,092             84,250
MEDCO HEALTH SOL              common         58405U102             395             11,625
MERCK & CO.                   common         589331107           4,640            100,431
MOTOROLA                      common         620076109           2,423            173,093
NAT'L CITY                    common         635405103           5,850            172,352
PPG INDUSTRIES                common         693506107           4,967             77,590
SARA LEE                      common         803111103           6,062            279,238
SBC COMMUNICATIONS            common         78387G103           3,575            137,135
SCHERING-PLOUGH               common         806605101           1,160             66,690
TECO ENERGY                   common         872375100           2,401            166,606
UNITED STATES STEEL           common         912909108           3,187             91,013
V.F.                          common         918204108           8,355            193,220
VERIZON COMM                  common         92343V104           3,739            106,587
WACHOVIA                      common         929903102           8,362            179,470


TOTAL PORTFOLIO VALUE                                          163,123







(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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